As filed with the Securities and Exchange Commission on July 1, 2003
                                     Investment Company Act file number 811-3522




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200


Date of fiscal year end: October 31


Date of reporting period: April 30, 2003

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================






Dear Shareholder:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. for the period November 1, 2002 to April 30, 2003.

The Fund had net assets of $472,906,459 and 2,810 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Put Bonds (b) (4.55%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,700,000  Clipper Tax Exempt Trust COPS - Series 2001
             Insured by MBIA Insurance Corp.                                     09/11/03     1.27%   $  2,700,000  VMIG-1
  3,445,000  Clipper Tax Exempt COPS - Series 2001-3
             Insured by MBIA Insurance Corp.                                     09/11/03     1.32       3,445,000  VMIG-1
  2,800,000  Gulf Coast Waste Disposal Authority
             (Amoco Oil Co. Project) - Series 1986                               09/01/03     1.10       2,800,000   P1        A1+
  2,500,000  Marietta, GA Housing Authority (Falls at Bells Ferry)               01/15/04     1.35       2,500,000  VMIG-1
  5,000,000  Metropolitan Government of Nashville and Davidson Counties, TN
             (Vanderbilt University) - Series 1985A                              01/15/04     1.15       5,000,000  VMIG-1     A1+
  3,000,000  Pooled Puttable Floating Option Tax Exempts Receipts -
             Series PPT-33
             LOC Merrill Lynch and Company, Inc.                                 06/19/03     1.45       3,000,000             A1+
-----------                                                                                            -----------
 19,445,000  Total Put Bonds                                                                            19,445,000
-----------                                                                                            -----------
Tax Exempt Commercial Paper (14.06%)
------------------------------------------------------------------------------------------------------------------------------------
$13,475,000  Broward County, FL - Series A                                       05/06/03     1.20%   $ 13,475,000  VMIG-1     A1+
  1,000,000  Burke County, GA Development Authority
             (Oglethorpe Power Corporation) - Series 1998B
             Insured by AMBAC Indemnity Corp.                                    07/16/03     1.08       1,000,000  VMIG-1     A1+
 10,000,000  City of Mount Vernon, IN Pollution Control and
             Solid Waste Disposal RB (General Electric Company)                  07/10/03     1.00      10,000,000   P1        A1+
  3,800,000  Connecticut State HEFA (Yale University)                            06/12/03     1.00       3,800,000  VMIG-1     A1+
  5,000,000  Maryland Health and Higher Education Authority
             (Johns Hopkins Hospital)                                            05/21/03     1.10       5,000,000   P1        A1+
  1,000,000  Maryland Health and Higher Education Authority
             (Johns Hopkins Hospital)                                            07/10/03     1.00       1,000,000   P1        A1+
  5,400,000  Nebraska Public Power - Series A                                    05/21/03     1.10       5,400,000   P1        A1
  1,000,000  San Antonio, TX Water System - Series 2001                          06/10/03     1.00       1,000,000   P1        A1+
  7,000,000  Shelby County, TN - Series 2000A                                    06/04/03     1.05       7,000,000   P1        A1+
  5,000,000  Shelby County, TX - Series 2001A                                    06/12/03     1.05       5,000,000   P1        A1+
  7,495,000  Texas Technical University and Health Science - Series A            05/08/03     1.05       7,495,000   P1        A1+
-----------                                                                                           ------------
 60,170,000  Total Tax Exempt Commercial Paper                                                          60,170,000
-----------                                                                                           ------------






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt General Obligation Notes & Bonds (18.19%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,900,000  Brown Deer, WI School District TRAN (c)                             10/21/03     1.65%   $ 3,900,908
  4,575,000  Chicago Lakes, MN Independent School District
             Aid Anticipation CI (c)                                             08/17/03     1.55      4,584,293
  1,200,000  City of Forks, WA GAN - Series 2002 (c)                             07/15/03     2.25      1,200,000
  1,000,000  Clark County, WA Evergreen School District #114 TAN (c)             06/01/03     1.07      1,000,773
  1,080,000  Crivitz, WI School District TRAN (c)                                10/28/03     1.80      1,080,310
  2,300,000  Grove City, Franklin County, OH
             Street & Infrastructure Notes - Series 2002 (c)                     06/25/03     1.60      2,302,554
  1,150,000  Hayward, WI Community School District TRAN (c)                      09/30/03     1.45      1,152,600
  3,000,000  Indiana Bond Bank Advanced Funding Notes - Series A
             Insured by AMBAC Indemnity Corp.                                    01/27/04     1.10      3,019,808    MIG-1     SP-1+
  3,000,000  Iowa School Warrant - Series 2002
             Insured by FSA                                                      01/30/04     1.08      3,026,056    MIG-1
  1,500,000  Jefferson, WI School District (c)                                   09/10/03     1.55      1,500,533
  3,000,000  Kentucky Asset/Liability Commission General Fund TRAN -
             Series 2002A                                                        06/26/03     1.67      3,004,941    MIG-1     SP-1+
  3,500,000  Kentucky Association of Counties Advance Revenue
             Cash Flow TRAN - Series 2002A                                       06/30/03     1.68      3,507,465              SP-1
  3,000,000  Lebanon City, OH School District School Facility
             Construction & Improvement Notes                                    08/13/03     1.45      3,002,693    MIG-1
  3,000,000  Michigan Municipal Bond Authority RB - Series 2002C-1               08/22/03     1.40      3,007,780              SP-1+
  9,500,000  North Saint Paul Maplewood, MN
             Independent School District #622 - Series A (c)                     09/30/03     1.20      9,531,396
  2,900,000  Pewaukee, WI School District TAN (c)                                09/11/03     1.55      2,904,673
  1,200,000  Prescott, WI School District TRAN (c)                               08/22/03     1.55      1,200,291
  1,600,000  Sheboygan, WI School District TRAN (c)                              09/26/03     1.62      1,600,824
  2,000,000  South Milwaukee, WI School District TRAN (c)                        08/29/03     1.70      2,000,644
  5,000,000  State of Maine GO TAN                                               06/30/03     1.50      5,006,092    MIG-1     SP-1+
  5,000,000  State of New Hampshire GO RAN (c)                                   05/01/03     1.25      5,000,000
  3,700,000  Tomahawk, WI Area School District TRAN (c)                          09/23/03     1.65      3,700,578
  1,000,000  Tomahawk, WI School District TAN (c)                                10/23/03     1.60      1,000,704
    900,000  Tomahawk, WI School District TAN (c)                                10/23/03     1.62        900,253



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000  Valders, WI Area School District TRAN (c)                           09/19/03     1.62%   $  1,700,837
  1,550,000  Waterloo, WI School District TRAN (c)                               09/19/03     1.60       1,550,412
  4,500,000  West de Pere, WI School District TRAN (c)                           10/15/03     1.60       4,500,791
  1,950,000  West Milwaukee, WI West Allies School District BAN (c)              12/15/03     1.27       1,951,521
-----------                                                                                           ------------
 77,705,000  Total Tax Exempt General Obligation Notes & Bonds                                          77,839,730
-----------                                                                                           ------------
Variable Rate Demand Instruments (d) (54.14%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,700,000  Angelina & Neches River, TX IDA Solid Waste RB
             LOC Bank of America                                                 05/01/14     1.37%   $  2,700,000   P1
  2,500,000  Arden Hills, MN Housing and Health Care Facilities
             (Presbyterian Homes) - Series A
             LOC US Bank, N.A.                                                   09/01/29     1.40       2,500,000             A1
  1,000,000  Ashland, KY PCRB (Ashland Oil Inc. Project)
             LOC Suntrust Bank                                                   04/01/09     1.25       1,000,000  VMIG-1
  3,870,000  Burke County, GA Development Authority PCRB
             (Oglethorpe Power Corporation) - Series A
             Insured by FGIC                                                     01/01/19     1.35       3,870,000  VMIG-1     A1+
  2,700,000  Camden County, NJ Improvement Authority RB
             (Redevelopment Harvest Village Project) - Series A
             LOC Chase Manhattan Bank, N.A.                                      07/01/29     1.30       2,700,000             A1+
  5,000,000  City of Lakeland, FL Energy System RB - Series 2001A                10/01/35     1.35       5,000,000  VMIG-1     A1+
  2,000,000  City of Manitowac, WI MHRB (Great Lakes Training) - Series A        08/01/37     1.61       2,000,000  VMIG-1
  3,000,000  City of Wilmington, DE
             (Delaware Art Museum, Inc.) - Series 2003
             LOC Allied Irish Bank                                               10/01/37     1.35       3,000,000  VMIG-1
  2,335,000  Cohasset, MN RB (Minnesota Power & Light Co.)
             LOC ABN AMRO Bank, N.A.                                             06/01/20     1.35       2,335,000             A1+
  2,380,000  Connecticut State GO - Series A                                     02/15/21     1.50       2,380,000  VMIG-1     A1+
  7,500,000  County of Cuyahoga, OH Hospital
             (The Metrohealth System) - Series 2003
             LOC Key Bank, N.A.                                                  03/01/33     1.40       7,500,000  VMIG-1
    400,000  Dekalb County, GA Development Authority IDRB
             (Pet Inc. Project) (c)
             LOC BNP Paribas                                                     02/01/05     1.40         400,000




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value             Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,200,000  Dekalb County, GA Housing Authority MHRB
             (Wood Hills Apartments)
             LOC Fleet Bank                                                      12/01/07     1.40%   $  4,200,000             A1+
    900,000  Detroit, MI Water Supply System
             Insured by FGIC                                                     07/01/13     1.35         900,000  VMIG-1     A1+
  2,000,000  Duluth, MN EDA Health Care
             (Miller-Dwan Medical Center Project)
             LOC US Bank, N.A.                                                   06/01/19     1.40       2,000,000             A1+
    100,000  Fairfax, VA IDA (Fairfax Hospital Systems, Inc.)                    10/01/25     1.21         100,000  VMIG-1     A1+
  1,000,000  Florida Finance Authority Continuing Care
             Retirement Commission RB
             (Glenridge Capital Project) - Series 2002C
             LOC Bank of Scotland                                                06/01/12     1.35       1,000,000  VMIG-1
  5,800,000  Florida HFA (Multi-Family 1983 Remarketing)
             Collateralized by Federal National Mortgage Association             12/01/05     1.25       5,800,000             A1+
  1,000,000  Forsyth, MT PCRB (Pacificorp Project)
             LOC Morgan Guaranty Trust Company                                   01/01/18     1.35       1,000,000   P1        A1+
  2,105,000  Franklin County, OH RB
             (The Villas at Saint Therese Project) - Series 1997F (c)
             LOC Fifth Third Bank                                                10/01/22     1.40       2,105,000
  7,200,000  Fulton County, GA Development Authority IRB
             (Siemens Energy Inc. Project)                                       12/15/14     1.40       7,200,000  VMIG-1
  1,000,000  Greensboro, NC Variable Public Improvement                          04/01/14     1.30       1,000,000  VMIG-1     A1+
  1,175,000  Gulf Coast Waste Disposal Authority
             (Exxon Corp. Baytown Chemical Plant)                                06/01/20     1.30       1,175,000  VMIG-1     A1+
  1,200,000  Hammond City, IN PCRB (Amoco Oil Co. Project) - Series 1994         02/01/22     1.35       1,200,000  VMIG-1     A1+
 10,000,000  Harris County, TX IDC RB (Baytank Houston Inc.)
             LOC Rabobank Nederland                                              02/01/20     1.35      10,000,000             A1+
  2,835,000  Henderson, NV Public Improvement
             (Multi-Family Housing Pueblo I-A)
             LOC Credit Suisse First Boston                                      08/01/26     1.50       2,835,000             A1+
  2,455,000  IBM Tax Exempt Trust 2001 - Series A                                09/01/07     1.56       2,455,000             A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,400,000  Illinois Development Finance Authority RB
             (Glenwood School for Boys)
             LOC Harris Trust & Savings Bank                                     02/01/33     1.35%   $  3,400,000             A1+
  4,700,000  Illinois Development Finance Authority RB
             (James Jordan Boys & Girls Club & Family Life Center Project) -
             Series 1995
             LOC American National Bank                                          08/01/30     1.40       4,700,000             A1+
  2,200,000  Illinois Development Finance Authority RB
             (Trinity International University)
             LOC Firstar Bank                                                    10/01/30     1.40       2,200,000             A1
  1,950,000  Independence, MO IDA (Groves and Graceland) - Series A
             LOC Dexia CLF                                                       11/01/27     1.35       1,950,000             A1+
    600,000  Indiana HFA RB (Access Designated PG-B)
             LOC Comerica Bank                                                   01/01/16     1.35         600,000             A1
  3,000,000  Jackson County, MI EDC (Thrifty Leoni) (c)
             LOC Bank One                                                        12/01/14     1.70       3,000,000
  1,450,000  Jackson County, MS Port Facilities RB
             (Chevron USA Inc. Project) - Series 1993                            06/01/23     1.35       1,450,000   P1
  1,000,000  Jacksonville, FL Electric Authority
             (Electric System) - Series 2001B                                    10/01/30     1.35       1,000,000  VMIG-1     A1+
  1,500,000  Jefferson County, TX Port of Port Arthur Navigation
             (Texaco Inc. Project)                                               10/01/24     1.35       1,500,000  VMIG-1     A1
  1,000,000  Kansas City, MO IDA HRB
             (Baptist Health Systems Project) - Series A
             LOC Bank of America                                                 08/01/18     1.30       1,000,000  VMIG-1
  2,800,000  Kentucky EDC HRB (Baptist Healthcare System)
             Insured by MBIA Insurance Corp.                                     08/15/31     1.35       2,800,000  VMIG-1     A1+
 14,788,384  Koch Floating Rate Trust - Series 1
             Insured by AMBAC Indemnity Corp.                                    05/03/04     1.61      14,788,384             A1+
  2,500,000  Lakeview, MI School District (School Building & Site B) -
             Series 2002                                                         05/01/32     1.35       2,500,000             A1+
  4,800,000  Lubbock, TX Educational Facilities Authority
             (Lubbock Christian University)                                      05/01/29     1.45       4,800,000  VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$12,000,000  Massachusetts State GO - Series B                                   08/01/15     1.35%   $ 12,000,000  VMIG-1     A1+
  7,000,000  Massachusetts State HEFA RB (Harvard University) - Series BB        02/01/34     1.30       7,000,000  VMIG-1     A1+
  4,715,000  Massachusetts State HEFA RB (Harvard University) - Series R         11/01/49     1.30       4,715,000  VMIG-1     A1+
  5,000,000  Mecklenburg County, NC RB - Series C                                02/01/17     1.32       5,000,000  VMIG-1     A1
  1,800,000  Minnesota State HEFA RB (St. Olaf College) - Series 5-M1
             LOC Harris Trust & Savings Bank                                     10/01/32     1.35       1,800,000  VMIG-1
  2,500,000  Missouri State Health and Education Facilities RB
             (Christian Brothers) - Series A
             LOC US Bank, N.A.                                                   10/01/32     1.40       2,500,000             A1
  1,700,000  Missouri State Health and Education Facilities RB
             (De Smet Jesuit High School) - Series 2002
             LOC US Bank, N.A.                                                   11/01/27     1.40       1,700,000             A1
  2,300,000  Mobile, AL IDRB (Alabama Power Company) - Series 1994               06/01/15     1.35       2,300,000   P1        A1
  1,500,000  Montgomery County, OH RB (Miami Valley Hospital) - Series A         11/15/22     1.35       1,500,000  VMIG-1
  3,750,000  Montgomery County, MD EDC RB
             (Brooke Grove Foundations, Inc. Facilities) - Series 1995
             LOC First National Bank of Maryland                                 01/01/16     1.51       3,750,000             A1
  3,000,000  Municipal Electric Authority of Georgia
             (Project One Bonds) - Series 1994E
             Insured by FSA                                                      01/01/26     1.30       3,000,000  VMIG-1     A1+
  4,900,000  Munimae National TIC/TOC Trust
             Insured by MBIA Insurance Corp.                                     10/01/40     1.51       4,900,000             A1+
    600,000  New Jersey State Floating Rate Trust Receipts                       05/01/03     1.35         600,000  VMIG-1
  1,700,000  Oregon State GO - Series 73H
             LOC Bayerische Landesbank                                           12/01/19     1.35       1,700,000  VMIG-1     A1+
  2,000,000  Orlando, FL Utilities Commission (Water And Electric)               10/01/17     1.30       2,000,000  VMIG-1     A1+
  2,500,000  Peninsula Port Authority of Virginia
             (Dominiom Terminal Association Project)
             LOC Barclays Bank PLC                                               07/01/16     1.35       2,500,000   P1        A1+
  7,350,000  Phoenix, AZ IDA MHRB Refunding
             (Bell Square Apartments Project) - Series 1995
             LOC General Electric Capital Corporation                            06/01/25     1.42       7,350,000             A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000  Phoenix, AZ IDA MHRB Refunding
             (Paradise Lake Apartments Project) - Series 1995
             LOC General Electric Capital Corporation                            07/01/25     1.42%   $  3,500,000             A1+
  1,300,000  Port of Corpus Christi, TX (Reynolds Metals Co. Project)
             LOC Westdeutsche Landesbank                                         09/01/14     1.30       1,300,000   P1        A1+
    950,000  Richmond, VA Capital Region Airport
             (Richmond International Airport)
             Insured by AMBAC Indemnity Corp.                                    07/01/25     1.35         950,000  VMIG-1     A1+
  2,900,000  Salina, KS (Dillards Project) (c)
             LOC Bank of America                                                 12/01/14     1.55       2,900,000
  2,130,000  Sarpy County, NE PCRB
             (Allied Signal, Inc. Project) - Series 1995                         07/01/13     1.50       2,130,000             A1
    400,000  Southeast Georgia Health System
             (Glynn-Brunswick Memorial Hospital)
             Insured by MBIA Insurance Corp.                                     08/01/16     1.30         400,000  VMIG-1     A1+
  2,800,000  State of Oregon (Eagle Picher Industries)
             LOC ABN AMRO Bank, N.A.                                             12/01/04     1.35       2,800,000   P1        A1+
  2,010,000  St. Cloud, MN Commercial Development
             (Kelly Inns Project) (c)
             LOC First Bank of South Dakota                                      04/01/13     1.50       2,010,000
    525,000  Suffolk, VA Redevelopment and Housing Authority
             (Oak Spring Apartments LLC)
             Guaranteed by Federal Home Loan Mortgage Corporation                12/01/19     1.35         525,000  VMIG-1
  3,155,000  Tulsa County, OK IDRB (First Mortgage - Montercau) - Series A
             LOC BNP Paribas                                                     07/01/32     1.35       3,155,000             A1+
  2,175,000  Tulsa County, OK IDA (Indiana Health Care Project) (c)
             LOC Bank One                                                        06/01/14     1.50       2,175,000
  6,600,000  University of North Carolina at Chapel Hill RB - Series 2001C       12/01/25     1.30       6,600,000  VMIG-1     A1+
  4,700,000  University of Southern Indiana
             LOC Bank One                                                        10/01/19     1.40       4,700,000  VMIG-1     A1
  1,000,000  University of Toledo, OH RB - Series 2002
             Insured by FGIC                                                     06/01/32     1.40       1,000,000  VMIG-1     A1
  1,700,000  Utah State Highway - Series 1999C                                   07/01/16     1.30       1,700,000  VMIG-1     A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Vancouver, WA Housing Authority (Village Park Apartments)
             LOC US Bank, N.A.                                                   11/02/05     1.40%   $  3,000,000             A1
    925,000  Virginia College Building Authority
             (University of Richmond Project)                                    11/01/26     1.35         925,000  VMIG-1
  1,700,000  Washington State Public Power Supply
             (Nuclear Project #1) - Series 1993A
             LOC Bank of America                                                 07/01/17     1.30       1,700,000  VMIG-1     A1+
  1,850,000  Wisconsin HEFA RB (Meriter Hospital Project) - Series 2002
             LOC Marshall & Isley                                                12/01/32     1.40       1,850,000             A1
-----------                                                                                           ------------
231,678,384  Total Variable Rate Demand Instruments                                                    231,678,384
-----------                                                                                           ------------
Variable Rate Demand Instruments - Participation Notes (d) (0.86%)
------------------------------------------------------------------------------------------------------------------------------------
$    65,000  Hebron, TX HFDC HFDRB
             (Carrollton Professional Plaza Project) - Series 1983
             LOC PNC Bank, N.A.                                                  07/01/03     6.90%   $     65,000   P1        A1
     70,000  Isabella, MI EDC IDRB
             (The Delafield Company Project) - Series 1983
             LOC Chase Manhattan Bank, N.A.                                      08/01/03     2.34          70,000   P1        A1+
  3,460,000  Parish of Lafayette, LA IDRB
             (Petroleum Tower of Lafayette Project) - Series 1983
             LOC Chase Manhattan Bank, N.A.                                      05/01/13     2.34       3,460,000   P1        A1+
     96,374  The Woodlands Fire Dept., Inc. Tax Exempt Loan
             LOC Chase Manhattan Bank, N.A.                                      06/30/06     2.34          96,374   P1        A1+
-----------                                                                                           ------------
  3,691,374  Total Variable Rate Demand Instruments - Participation Notes                                3,691,374
-----------                                                                                           ------------
Variable Rate Demand Instruments - Private Placements (d) (6.91%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,549,000  Anaheim, CA (West Anaheim Convalescent Home)
             LOC Union Bank of California                                        12/01/15     2.55%   $  2,549,000   P1        A2
  3,724,000  Anaheim, CA Housing Authority MHRB
             (West Anaheim Royale Project) - Series 1985C
             LOC Union Bank of California                                        12/01/15     2.55       3,724,000   P1        A2
  3,703,000  Culver City, CA RDRB
             (Culver City Royale Project) - Series 1985
             LOC Union Bank of California                                        12/01/15     2.55       3,703,000   P1        A2
  1,918,915  Franklin County, OH EDRB
             (Norwich Limited Partnership Project) - Series 1985
             LOC Huntington National Bank                                        10/01/05     2.89       1,918,915   P1        A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000  Harford County, MD EDRB
             (Harrigan Roller Company, Inc. Project) - Series 1984
             LOC Dresdner Bank, AG                                               12/28/14     2.55%   $  1,500,000   P1        A1
  4,375,000  Howard County, MD RB
             (The Bluffs & Hawthorne Apartment Facility) - Series 1995
             LOC First National Bank of Maryland                                 12/01/20     1.46       4,375,000   P1        A1
    407,000  King County, WA EECRB
             (Arensberg Investments Project) - Series 1984
             LOC Bank of America                                                 01/01/05     2.76         407,000   P1        A1+
  2,295,200  Oroville, CA IDRB (The Lynn Partnership Nursing Home Project) -
             Series 1985A
             LOC Bank of America                                                 04/01/15     2.76       2,295,200   P1        A1+
  1,558,000  Seattle, WA IDC RB
             (Computer Slides Company Project) - Series 1985
             LOC Bank of America                                                 05/01/15     2.76       1,558,000   P1        A1+
  2,269,900  West Jordan, UT IDRB
             (The Lynn Partnership Nursing Home Project) - Series 1985
             LOC Bank of America                                                 07/01/15     2.76       2,269,900   P1        A1+
  2,000,000  Wood Dale, IL IDRB
             (Bohler Bros. of America, Inc. Project) - Series 1985
             LOC Creditanstalt-Bankverein                                        06/01/10     2.55       2,000,000   P1        A2
  3,280,000  York County, PA IDA RB
             (York Outlet Mall Limited Partnership Project) - Series 1987
             LOC York Bank and Trust                                             12/01/14     1.50       3,280,000   P1        A2
-----------                                                                                           ------------
 29,580,015  Total Variable Rate Demand Instruments - Private Placements                                29,580,015
-----------                                                                                           ------------
             Total Investments (98.71%) (Cost $422,404,503+)                                           422,404,503
             Cash and other assets, net of liabilities (1.29%)                                           5,501,956
                                                                                                      ------------
             Net Assets (100.00%)                                                                     $427,906,459
                                                                                                      ============
             Net Asset Value, offering and redemption price per share:
             Class A Shares,       113,912,577  shares outstanding (Note 3)                           $       1.00
                                                                                                      ============
             Class B Shares,       271,615,465  shares outstanding (Note 3)                           $       1.00
                                                                                                      ============
             Thornburg Shares,       9,210,528  shares outstanding (Note 3)                           $       1.00
                                                                                                      ============
             First Southwest Shares,33,361,132  shares outstanding (Note 3)                           $       1.00
                                                                                                      ============

              +    Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
    BAN      =   Bond Anticipation Note                         HRB      =   Hospital Revenue Bond
    CI       =   Certificate of Indebtness                      IDA      =   Industrial Development Authority
    COPS     =   Certificates of Participation                  IDC      =   Industrial Development Corporation
    EDA      =   Economic Development Authority                 IDRB     =   Industrial Development Revenue Bond
    EDC      =   Economic Development Corporation               IRB      =   Industrial Revenue Bond
    EDRB     =   Economic Development Revenue Bond              LOC      =   Letter of Credit
    EECRB    =   Economic Enterprise Corporation Revenue Bond   MHRB     =   Multifamily Housing Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PCRB     =   Pollution Control Revenue Bond
    FSA      =   Financial Security Assurance                   RAN      =   Revenue Anticipation Note
    GAN      =   Grant Anticipation Note                        RB       =   Revenue Bond
    GO       =   General Obligation                             RDRB     =   Residential Development Revenue Bond
    HEFA     =   Health & Education Facilities Authority        TAN      =   Tax Anticipation Note
    HFA      =   Housing Finance Authority                      TIC      =   Trust Inverse Certificate
    HFDC     =   Health Facilities Development Corporation      TOC      =   Tender Option Certificate
    HFDRB    =   Health Facilities Development Revenue Bond     TRAN     =   Tax and Revenue Anticipation Note





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2003
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:
    Interest................................................................................  $     2,939,963
                                                                                               --------------
Expenses: (Note 2)
    Investment management fee...............................................................          705,508
    Administration fee......................................................................          455,867
    Distribution fee (First Southwest shares)...............................................           34,694
    Shareholder servicing fee (Class A).....................................................          157,911
    Shareholder servicing fee (Thornburg shares)............................................           10,703
    Shareholder servicing fee (First Southwest shares)......................................           34,694
    Custodian expenses......................................................................           17,497
    Shareholder servicing and related shareholder expenses+.................................          149,618
    Legal, compliance and filing fees.......................................................          173,792
    Audit and accounting....................................................................          116,921
    Directors' fees and expenses............................................................           15,438
    Miscellaneous...........................................................................           13,105
                                                                                               --------------
      Total expenses........................................................................        1,885,748
      Less:
           Fees waived (Note 2).............................................................  (        43,694)
           Expense paid indirectly (Note 2).................................................  (         6,489)
                                                                                               --------------
      Net expenses..........................................................................        1,835,565
                                                                                               --------------
Net investment income.......................................................................        1,104,398


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................            2,019
                                                                                               --------------

Increase in net assets from operations......................................................  $     1,106,417
                                                                                               ==============


+    Includes class specific transfer agency expenses of $50,408, $67,878, $3,417 and $0 for Class A, Class B, Thornburg shares and
     First Southwest shares, respectively.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                          Six Months
                                                                             Ended               Year
                                                                        April 30, 2003          Ended
                                                                          (Unaudited)      October 30, 2002
                                                                           ---------       ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................  $      1,104,398        $     4,509,562
    Net realized gain (loss) on investments.......................             2,019        (         2,139)
                                                                     ---------------         --------------
    Increase in net assets from operations........................         1,106,417              4,507,423
Dividends to shareholders from net investment income:
    Class A.......................................................  (        226,328)*      (       969,227)*
    Class B.......................................................  (        820,676)*      (     3,467,330)*
    Thornburg shares..............................................  (         15,065)*      (        36,171)*
    First Southwest shares........................................  (         42,329)*      (        36,834)*
Capital share transactions (Note 3):
    Class A.......................................................  (     14,856,343)       (    18,080,514)
    Class B.......................................................         9,181,955        (   143,720,759)
    Thornburg shares..............................................           929,712              4,239,914
    First Southwest shares........................................        14,034,035             19,327,097
                                                                     ---------------         --------------
        Total increase (decrease).................................         9,291,378        (   138,236,401)
Net assets:
    Beginning of period...........................................       418,615,081            556,851,482
                                                                     ---------------         --------------
    End of period.................................................  $    427,906,459        $   418,615,081
                                                                     ===============         ==============

* Designated as exempt-interest dividends for federal income tax purposes.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to the Distribution and Service Plan. The First Southwest shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. In all other respects, the Class A, Class B, Thornburg shares and First Southwest shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

    d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

1. Summary of Accounting Policies (Continued)

    e) General -

     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

During the period ended April 30, 2003, the Distributor voluntarily waived shareholder servicing fees of $20,102 for the Class A shares. The Distributor also waived distribution fees of $23,592 for the First Southwest shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $102,442 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $2,362.

Included in the Statement of Operations under the caption "Custodian Expenses" are expense offsets of $4,127.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Capital Stock

At April 30, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $427,932,589. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                             Year
                                                    Ended                               Ended
Class A                                         April 30, 2003                    October 31, 2002
-------                                         --------------                    ----------------
Sold......................................         220,130,047                         419,193,692
Issued on reinvestment of dividends.......             200,668                             818,860
Redeemed..................................     (   235,187,058)                    (   438,093,066)
                                                --------------                      --------------
Net increase (decrease)...................     (    14,856,343)                    (    18,080,514)
                                                ==============                      ==============
Class B
-------
Sold......................................         304,532,047                       1,177,476,996
Issued on reinvestment of dividends.......             669,075                           2,915,060
Redeemed..................................     (   296,019,167)                    ( 1,324,112,815)
                                                --------------                      --------------
Net increase (decrease)...................           9,181,955                     (   143,720,759)
                                                ==============                      ==============

Thornburg Shares
----------------
Sold......................................           7,812,346                          17,473,589
Issued on reinvestment of dividends.......              16,328                              36,427
Redeemed..................................     (     6,898,962)                    (    13,270,102)
                                                --------------                      --------------
Net increase (decrease)...................             929,712                           4,239,914
                                                ==============                      ==============

                                                  Six Months                       August 5, 2002
                                                     Ended                   (Commencement of Offering) to
                                                April 30, 2003                    October 31, 2002
                                                --------------                    ----------------
First Southwest Shares
----------------------
Sold......................................          69,731,765                          47,705,719
Issued on reinvestment of dividends.......              45,793                              37,207
Redeemed..................................     (    55,743,523)                    (    28,415,829)
                                                --------------                      --------------
Net increase (decrease)...................          14,034,035                          19,327,097
                                                ==============                      ==============

4. Tax Information

Accumulated undistributed realized losses at April 30, 2003 amounted to $26,130. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. Such losses expire in varying amount through October 31, 2010.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5.   Financial Highlights.



                                               Six Months
Class A                                           Ended                        Year Ended October 31,
-------                                         April 30,   -----------------------------------------------------------
                                                  2003        2002         2001         2000        1999        1998
                                                ---------   ---------    ---------    ---------   ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00    $   1.00     $   1.00     $   1.00    $   1.00    $   1.00
                                                ---------   ---------    ---------    ---------   ---------   ---------
Income from investment operations:
  Net investment income........................     0.002       0.007        0.025        0.031       0.024       0.029
Less distributions:
  Dividends from net investment income......... (   0.002)  (   0.007)   (   0.025)   (   0.031)  (   0.024)  (   0.029)
                                                 --------    --------     --------     --------    --------    --------
Net asset value, end of period................. $   1.00    $   1.00     $   1.00     $   1.00    $   1.00    $   1.00
                                                =========   =========    =========    =========   =========   =========
Total Return...................................     0.18%(a)    0.73%        2.58%        3.17%       2.42%       2.92%
Ratios/Supplemental Data
Net assets, end of period (000)................ $ 113,861   $ 128,709    $ 146,799    $ 177,209   $ 323,100   $ 363,295
Ratios to average net assets:
  Expenses (b).................................     1.00%(c)    0.97%        0.92%        0.99%       0.98%       0.94%
  Net investment income........................     0.36%(c)    0.73%        2.60%        3.05%       2.39%       2.89%
  Expenses paid indirectly.....................     0.00%(c)    0.00%        0.00%        0.00%       0.00%       0.00%
  Shareholder servicing fees waived............     0.03%(c)    0.00%        0.00%        0.00%       0.00%       0.00%


Class B
-------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00    $   1.00     $   1.00     $   1.00    $   1.00    $   1.00
                                                ---------   ---------    ---------    ---------   ---------   ---------
Income from investment operations:
  Net investment income........................     0.003       0.010        0.028        0.035       0.027       0.032
Less distributions:
  Dividends from net investment income......... (   0.003)  (   0.010)   (   0.028)   (   0.035)  (   0.027)  (   0.032)
                                                 --------    --------     --------     --------    --------    --------
Net asset value, end of period................. $   1.00    $   1.00     $   1.00     $   1.00    $   1.00    $   1.00
                                                =========   =========    =========    =========   =========   =========
Total Return...................................     0.30%(a)    1.05%        2.85%        3.52%       2.74%       3.21%
Ratios/Supplemental Data
Net assets, end of period (000)................ $ 271,493   $ 262,311    $ 406,013    $ 431,704   $ 291,708   $ 230,446
Ratios to average net assets:
  Expenses (b).................................     0.75%(c)    0.66%        0.65%        0.65%       0.67%       0.67%
  Net investment income........................     0.60%(c)    1.05%        2.86%        3.50%       2.71%       3.15%
  Expenses paid indirectly.....................     0.00%(c)    0.00%        0.00%        0.00%       0.00%       0.00%


(a)  Not annualized

(b)  Includes expenses paid indirectly

(c)  Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Financial Highlights. (Continued)

                                                   Six Months                                      February 8, 2000
                                                      Ended         Years Ended October 31,  (Commencement of Offering) to
                                                                    -----------------------
THORNBURG SHARES                                   April 30, 2003     2002          2001           October 31, 2000
----------------                                   --------------    ------        ------          ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $   1.00        $   1.00      $   1.00         $   1.00
                                                     ---------       ---------     ---------        ---------
Income from investment operations:
  Net investment income........................         0.002           0.007         0.025            0.024
Less distributions:
  Dividends from net investment income.........     (   0.002 )     (   0.007 )   (   0.025 )      (   0.024 )
                                                     ---------       ---------     ---------        ---------
Net asset value, end of period.................     $   1.00        $   1.00      $   1.00         $   1.00
                                                    ==========      ==========    ==========       ==========
Total Return...................................         0.18%(a)        0.73%         2.58%            2.43%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................     $    9,206      $    8,277    $    4,039       $    1,941
Ratios to average net assets:
  Expenses(b)..................................         1.00%(c)        0.97%         0.92%            0.99%(c)
  Net investment income........................         0.36%(c)        0.73%         2.60%            3.05%(c)
  Expenses paid indirectly.....................         0.00%(c)        0.00%         0.00%            0.00%(c)
  Shareholder servicing fees waived............         0.03%(c)        0.00%         0.00%            0.00%(c)


(a)  Not annualized

(b)  Includes expenses paid indirectly

(c)  Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Financial Highlights. (Continued)


                                                                       Six Months Ended            August 5, 2002
                                                                           April 30,         (Commencement of Offering) to
First Southwest Shares                                                       2003                  October 31, 2002
----------------------                                                     ---------               ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................               $   1.00                $   1.00
                                                                           ---------                ---------
Income from investment operations:
   Net investment income....................................                   0.002                   0.002
Less distributions:
   Dividends from net investment income.....................               (   0.002)              (   0.002 )
                                                                            --------                ---------
Net asset value, end of period..............................               $   1.00                $   1.00
                                                                           =========               ==========
Total Return................................................                   0.16%(a)                0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000).............................               $   33,346              $   19,318
Ratios to average net assets:
   Expenses (b).............................................                   1.03%(c)                1.03%(c)
   Net investment income....................................                   0.31%(c)                0.63%(c)
   Expenses paid indirectly.................................                   0.00%(c)                0.00%(c)
   Distribution fees waived.................................                   0.17%(c)                0.08%(c)


(a)  Not annualized

(b)  Includes expenses paid indirectly

(c)  Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                 Directors and Officers Information
                                                           April 30, 2003+


----------------------- -------------- -------------- -------------------------- ---------------------- ---------------

                        Position(s)       Term of           Principal                 Number of               Other
   Name, Address1,       Held with        Office          Occupation(s)           Portfolios in Fund      Directorships
       and Age              Fund       and Length of       During Past                 Complex               held by
                                        Time Served          5 Years                 Overseen by            Director
                                                                                 Director or Officer
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------
Disinterested Directors:
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------
Dr. W. Giles             Director         1982        Professor Emeritus of      Director/Trustee of          N/A
Mellon,                                               Business Administration    ten other
Age 72                                                in the Graduate School of  portfolios
                                                      Management, Rutgers
                                                      University with which he
                                                      has been associated with
                                                      since 1966.
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------
Robert Straniere, Esq.,  Director         1983        Owner, Straniere Law Firm  Director/Trustee of     WPG Funds Group
Age 62                                                since 1980, New York State ten other
                                                      Assemblyman since 1981 and portfolios
                                                      counsel at Fisher, Fisher
                                                      & Berger since 1995.
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------
Dr. Yung Wong,           Director         1982        Managing Director of       Director/Trustee of          N/A
Age 64                                                Abacus Associates, an      ten other
                                                      investment firm, since     portfolios
                                                      1996.
----------------------- -------------- -------------- -------------------------- ---------------------- ---------------


+ The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.




-------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                 Directors and Officers Information
                                                     April 30, 2003+ (continued)


---------------------- -------------- ----------------- -------------------------   -------------------- -----------------

                       Position(s)    Term of Office    Principal Occupation(s)          Number of            Other
  Name, Address1,       Held with      and Length of          During Past           Portfolios in Fund    Directorships
      and Age              Fund         Time Served             5 Years                   Complex            held by
                                                                                        Overseen by          Director
                                                                                    Director or Officer
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Interested Directors/Officers:
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Steven W. Duff,        President and        1994        Manager and President of    Director/Trustee         N/A
Age 49                 Director2                        Reich & Tang Asset          and/or Officer of
                                                        Management, LLC ("RTAM,     fifteen portfolios
                                                        LLC"), a registered
                                                        Investment Advisor.
                                                        Associated with RTAM,
                                                        LLC since 1994.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Richard De Sanctis,    Treasurer and        1992        Executive Vice President,   Officer of fifteen       N/A
Age 46                 Assistant                        CFO and Treasurer of RTAM,  other portfolios
                       Secretary                        LLC.  Associated with RTAM,
                                                        LLC since 1990.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Dawn Fischer,          Vice President       1985        Managing Director of        Officer of one           N/A
Age 56                                                  Thornburg Investment        portfolio
                                                        Management, Inc. with which
                                                        she has been associated
                                                        with since 1982.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Molly Flewharty,       Vice President       1983        Senior Vice President of    Officer of fifteen       N/A
Age 52                                                  RTAM, LLC. Associated with  other portfolios
                                                        RTAM, LLC since 1977.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Rosanne Holtzer,       Secretary and        1998        Senior Vice President of    Officer of fifteen       N/A
Age 38                 Assistant                        RTAM, LLC.  Associated with other portfolios
                       Treasurer                        RTAM, LLC since 1986.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Lesley M. Jones,       Vice President       1982        Senior Vice President of    Officer of nine          N/A
Age 54                                                  RTAM, LLC. Associated with  other portfolios.
                                                        RTAM, LLC since 1973.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------
Dana E. Messina,       Vice President       1982        Executive Vice President of Officer of twelve        N/A
Age 46                                                  RTAM, LLC.  Associated with other portfolios
                                                        RTAM, LLC since 1980.
---------------------- -------------- ----------------- --------------------------- -------------------- -----------------

+ The Statement of Additional Information includes additional information about Daily Tax Fee Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



DTF0403S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY
TAX FREE
INCOME
FUND, INC.


                                                          Semi-Annual Report
                                                            April 30, 2003
                                                              (Unaudited)


Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10:   Exhibits

        (a)     Not applicable at this time.

        (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

        (c) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Tax Free Income Fund, Inc.

By
(Signature and Title)* /s/ Rosanne Holtzer
                           Rosanne Holtzer, Secretary
Date July 1, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, Chief Executive Officer
Date July 1, 2003


By (Signature and Title)* /s/ Richard De Sanctis
                              Richard De Sanctis, Chief Financial Officer
Date July 1, 2003

* Print the name and title of each signing officer under his or her signature.